Trade and Other Receivables - CONTA COVID (Detail) - 12 months ended Dec. 31, 2020 R$ in Thousands, $ in Thousands	BRL (R$)	USD ($)
Disclosure Of Trade And Other Receivables [Abstract]
CONTA COVID	R$ 3,172,022	$ 569,483